Group Balance Sheet - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	$ 879	$ 946
Intangible assets	2,832	2,755
Property, plant and equipment	64,927	62,882
Investments in equity accounted units	3,504	3,764
Inventories	196	174
Deferred tax assets	3,375	3,385
Receivables and other assets	2,194	1,796
Tax recoverable	29	4
Other financial assets	528	829
Total non-current assets	78,464	76,535
Current assets
Inventories	5,436	3,917
Receivables and other assets	3,574	3,644
Tax recoverable	72	62
Other financial assets	2,543	2,851
Cash and cash equivalents	12,807	10,381
Total current assets	24,432	20,855
Total assets	102,896	97,390
Current liabilities
Borrowings and other financial liabilities	(1,381)	(607)
Trade and other payables	(7,733)	(7,421)
Tax payable	(1,407)	(1,850)
Provisions including post-retirement benefits	(2,106)	(1,729)
Total current liabilities	(12,627)	(11,607)
Non-current liabilities
Borrowings and other financial liabilities	(12,788)	(13,408)
Trade and other payables	(798)	(820)
Tax payable	(660)	(477)
Deferred tax liabilities	(3,503)	(3,239)
Provisions including post-retirement benefits	(15,930)	(15,936)
Total non-current liabilities	(33,679)	(33,880)
Total liabilities	(46,306)	(45,487)
Net assets	56,590	51,903
Capital and reserves
Share premium account	4,320	4,314
Other reserves	9,998	11,960
Retained earnings	33,337	26,792
Equity attributable to owners of Rio Tinto	51,432	47,054
Attributable to non-controlling interests	5,158	4,849
Total equity	56,590	51,903
Rio Tinto plc
Capital and reserves
Share capital	207	207
Rio Tinto Limited
Capital and reserves
Share capital	$ 3,570	$ 3,781